UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                 Maureen E. Kane
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            01/31/09

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2009  (UNAUDITED)

SHARES                                                      VALUE
------                                                 -------------

COMMON STOCK - 97.5%

CONSUMER DISCRETIONARY - 10.2%

  DIVERSIFIED CONSUMER SERVICES - 4.4%
      93,150  Capella Education Co.*                   $   5,153,989
     181,000  Matthews International Corp.                 7,048,140
                                                       -------------
                                                          12,202,129
                                                       -------------

  FOOD PRODUCTS - 0.7%
              Chipotle Mexican Grill, Inc.
      44,150   CL B*                                       2,009,708
                                                       -------------

  HOTELS, RESTAURANTS & LEISURE - 0.8%
     181,750  Scientific Games Corp.*                      2,284,598
                                                       -------------

  MEDIA - 3.2%
     250,950  John Wiley & Sons, Inc.                      8,891,158
                                                       -------------

  SPECIALTY RETAIL - 1.1%
     121,000  Monro Muffler, Inc.                          2,936,670
                                                       -------------
                                                          28,324,263
                                                       -------------

CONSUMER STAPLES - 4.5%

  FOOD AND STAPLES RETAILING - 1.0%
     179,050  United Natural Foods, Inc.*                  2,782,437
                                                       -------------

  FOOD PRODUCTS - 2.4%
      82,400  Ralcorp Holdings, Inc.*                      4,879,728
      68,550  TreeHouse Foods, Inc.*                       1,809,035
                                                       -------------
                                                           6,688,763
                                                       -------------

  PERSONAL PRODUCTS - 1.1%
      43,650  Chattem, Inc.*                               2,950,740
                                                       -------------
                                                          12,421,940
                                                       -------------

ENERGY - 5.5%

  ENERGY EQUIPMENT AND SERVICES - 3.9%
     195,000  Bristow Group, Inc.*                         4,717,050
      56,000  Core Laboratories NV                         3,762,640
     482,685  Precision Drilling Trust                     2,398,945
                                                       -------------
                                                          10,878,635
                                                       -------------

  OIL, GAS AND CONSUMABLE FUELS - 1.6%
     167,550  Berry Petroleum Co.                          1,233,168
     201,960  Foundation Coal Holdings, Inc.               3,275,791
                                                       -------------
                                                           4,508,959
                                                       -------------
                                                          15,387,594
                                                       -------------

FINANCIALS - 9.7%

  CAPITAL MARKETS - 1.0%
     242,750  optionsXpress Holdings, Inc.                 2,643,547
                                                       -------------

  COMMERCIAL BANKS - 1.5%
     222,100  Bancorpsouth, Inc.                           4,197,690
                                                       -------------

  CONSUMER FINANCE - 0.1%
     192,608  Cardtronics, Inc.*                             163,717
                                                       -------------


SHARES                                                      VALUE
------                                                 -------------

FINANCIALS (CONTINUED)

  DIVERSIFIED FINANCIAL SERVICES - 0.5%
              Portfolio Recovery
      60,900   Associates, Inc.*                       $   1,436,631
                                                       -------------

  INSURANCE - 4.2%
      23,050  Enstar Group Ltd.*                           1,248,158
              Platinum Underwriters
     158,050   Holdings, Ltd.                              4,395,370
              The Hanover Insurance Group,
     150,400   Inc.                                        6,079,168
                                                       -------------
                                                          11,722,696
                                                       -------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
   1,183,100  MFA Mortgage Investments, Inc.               6,779,163
                                                       -------------
                                                          26,943,444
                                                       -------------

HEALTH CARE - 30.5%

  BIOTECHNOLOGY - 2.1%
     264,750  BioMarin Pharmaceutical, Inc.*               5,099,085
      10,950  United Therapeutics Corp.*                     744,053
                                                       -------------
                                                           5,843,138
                                                       -------------

  HEALTH CARE EQUIPMENT AND SUPPLIES - 8.0%
     288,719  Exactech, Inc.*                              3,678,280
     175,800  Idexx Laboratories, Inc.*                    5,766,240
     383,371  IRIS International, Inc.*                    3,818,375
     306,042  Kensey Nash Corp.*                           6,325,888
     131,900  Wright Medical Group, Inc.*                  2,735,606
                                                       -------------
                                                          22,324,389
                                                       -------------

  HEALTH CARE PROVIDERS AND SERVICES - 10.6%
              Catalyst Health Solutions,
     137,500   Inc.*                                       3,027,750
     164,750  HMS Holdings Corp.*                          5,099,012
     175,800  Owens & Minor, Inc.                          6,991,566
     184,700  Psychiatric Solutions, Inc.*                 4,802,200
              Universal Health Services,
     100,150   Inc. CL B                                   3,790,678
     305,200  VCA Antech, Inc.*                            5,743,864
                                                       -------------
                                                          29,455,070
                                                       -------------

  LIFE SCIENCES TOOLS AND SERVICES - 6.1%
     849,200  Bruker BioSciences Corp.*                    3,422,276
      30,600  Dionex Corp.*                                1,549,584
     100,200  Kendle International, Inc.*                  1,913,820
      75,150  Life Sciences Research, Inc.*                  495,990
     157,750  TECHNE Corp.                                 9,460,267
                                                       -------------
                                                          16,841,937
                                                       -------------

  PHARMACEUTICALS - 3.7%
     353,250  Perrigo Co.                                 10,367,888
                                                       -------------
                                                          84,832,422
                                                       -------------

INDUSTRIALS - 11.0%

  AEROSPACE AND DEFENSE - 0.5%
      80,100  Orbital Sciences Corp.*                      1,343,277
                                                       -------------

  COMMERCIAL SERVICES AND SUPPLIES - 3.8%
     104,550  Clean Harbors, Inc.*                         5,594,471
     333,359  Cornell Companies, Inc.*                     5,087,058


                       See Notes to financial statements.

                                 CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JANUARY 31, 2009  (UNAUDITED)

SHARES                                                      VALUE
------                                                 -------------

INDUSTRIALS (CONTINUED)

  COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)
         323  Heritage-Crystal Clean, Inc.*            $       3,734
                                                       -------------
                                                          10,685,263
                                                       -------------

  CONSTRUCTION AND ENGINEERING - 0.5%
      37,250  Granite Construction, Inc.                   1,311,945
                                                       -------------

  ELECTRICAL EQUIPMENT - 1.9%
     187,850  General Cable Corp.*                         3,092,011
     114,700  II-VI, Inc.*                                 2,159,801
                                                       -------------
                                                           5,251,812
                                                       -------------

  MACHINERY - 2.2%
      80,100  Donaldson Co., Inc.                          2,492,712
      69,700  RBC Bearings, Inc.*                          1,274,116
      80,900  Wabtec Corp.                                 2,421,337
                                                       -------------
                                                           6,188,165
                                                       -------------

  ROAD AND RAIL - 1.0%
      82,550  Landstar System, Inc.                        2,961,068
                                                       -------------

  TRADING COMPANIES AND DISTRIBUTORS - 1.1%
     123,200  GATX Corp.                                   2,969,120
                                                       -------------
                                                          30,710,650
                                                       -------------

INFORMATION TECHNOLOGY - 23.0%

  COMMUNICATIONS EQUIPMENT - 1.5%
     297,850  Polycom, Inc.*                               4,184,792
                                                       -------------

  ELECTRONIC EQUIPMENT AND INSTRUMENTS - 1.2%
      25,150  Anixter International, Inc.*                   678,547
     126,650  National Instruments Corp.                   2,719,176
                                                       -------------
                                                           3,397,723
                                                       -------------

  INTERNET SOFTWARE AND SERVICES - 4.5%
     413,600  j2 Global Communications, Inc.*              8,098,288
     397,550  Websense, Inc.*                              4,452,560
                                                       -------------
                                                          12,550,848
                                                       -------------

  IT SERVICES - 1.8%
     220,150  NeuStar, Inc. CL A*                          2,998,443
     642,750  Online Resources Corp.*                      2,031,090
                                                       -------------
                                                           5,029,533
                                                       -------------

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 1.2%
     126,250  Hittite Microwave Corp.*                     3,234,525
                                                       -------------

  SOFTWARE - 12.8%
     441,303  Blackbaud, Inc.                              4,911,702
     306,500  Commvault Systems, Inc.*                     4,067,255
     447,224  EPIQ Systems, Inc.*                          7,924,809
     212,100  Informatica Corp.*                           2,706,396
     378,700  Jack Henry & Associates, Inc.                6,740,860
     281,600  MICROS Systems, Inc.*                        4,055,040


SHARES                                                      VALUE
------                                                 -------------

INFORMATION TECHNOLOGY (CONTINUED)

  SOFTWARE (CONTINUED)
     100,600  Quality Systems, Inc.                    $   3,750,368
     104,650  Ultimate Software Group, Inc.*               1,441,031
                                                       -------------
                                                          35,597,461
                                                       -------------
                                                          63,994,882
                                                       -------------

MATERIALS - 3.1%

  CHEMICALS - 3.1%
     147,150  Balchem Corp.                                3,285,859
     430,480  RPM International, Inc.                      5,299,209
                                                       -------------
                                                           8,585,068
                                                       -------------



TOTAL INVESTMENT IN COMMON STOCKS - 97.5%
      (Identified cost, $365,077,577)                    271,200,263
                                                       -------------

SHORT-TERM INVESTMENTS - 3.9%
           (Identified cost, $10,882,596)
              SSGA Government Money Market
10,882,596     Fund                                       10,882,596
                                                       -------------

TOTAL INVESTMENTS - 101.4%
      (Identified cost, $375,960,173)+                   282,082,859
                                                       -------------


CASH AND RECEIVABLES LESS LIABILITIES - (1.4)%
      Liabilities in Excess of Other Assets              (3,873,986)
                                                       -------------
NET ASSETS - 100%                                      $ 278,208,873
                                                       =============

*    Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                     $   5,000,649
     Gross unrealized depreciation                       (98,877,963)
                                                       -------------
     Net unrealized depreciation                       $ (93,877,314)
                                                       =============

     Aggregate cost                                    $ 375,960,173
                                                       =============



                       See Notes to financial statements.

                                 CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2009  (UNAUDITED)


SHARES                                                      VALUE
------                                                 -------------

COMMON STOCK - 94.4%

CONSUMER DISCRETIONARY - 12.1%

  FOOD PRODUCTS - 2.0%
     129,850  Burger King Holdings, Inc.               $   2,889,163
                                                       -------------

  INTERNET AND CATALOG RETAIL - 1.8%
      43,400  Amazon.com, Inc.*                            2,552,788
                                                       -------------

  MEDIA - 2.2%
     141,200  The DIRECTV Group, Inc.*                     3,092,280
                                                       -------------

  SPECIALTY RETAIL - 6.1%
      87,050  Advance Auto Parts, Inc.                     2,849,146
     109,850  GameStop Corp. CL A*                         2,722,083
     106,250  Ross Stores, Inc.                            3,125,875
                                                       -------------
                                                           8,697,104
                                                       -------------
                                                          17,231,335
                                                       -------------

CONSUMER STAPLES - 9.6%

  BEVERAGES - 2.0%
      56,350  PepsiCo, Inc.                                2,830,460
                                                       -------------

  FOOD AND STAPLES RETAILING - 2.6%
      66,200  CVS Caremark Corp.                           1,779,456
      42,650  Wal-Mart Stores, Inc.                        2,009,668
                                                       -------------
                                                           3,789,124
                                                       -------------

  FOOD PRODUCTS - 3.3%
     165,000  ConAgra Foods, Inc.                          2,821,500
      31,000  General Mills, Inc.                          1,833,650
                                                       -------------
                                                           4,655,150
                                                       -------------

  HOUSEHOLD PRODUCTS - 1.7%
      44,700  Proctor & Gamble Co.                         2,436,150
                                                       -------------
                                                          13,710,884
                                                       -------------

ENERGY - 8.0%

  OIL, GAS AND CONSUMABLE FUELS - 8.0%
     100,300  CONSOL Energy, Inc.                          2,734,178
      61,950  Exxon Mobil Corp.                            4,737,936
      65,600  Helmerich & Payne, Inc.                      1,473,376
      66,850  XTO Energy, Inc.                             2,479,467
                                                       -------------
                                                          11,424,957
                                                       -------------



FINANCIALS - 7.7%

  DIVERSIFIED FINANCIAL SERVICES - 1.7%
      95,250  J.P. Morgan Chase & Co.                      2,429,828
                                                       -------------

  INSURANCE - 6.0%
      10,450  AFLAC, Inc.                                    242,544
      65,900  Aon Corp.                                    2,441,595
          35  Berkshire Hathaway, Inc. CL A*               3,132,570


SHARES                                                      VALUE
------                                                 -------------

FINANCIALS (CONTINUED)

  INSURANCE (CONTINUED)
      65,600  The Chubb Corp.                          $   2,793,248
                                                       -------------
                                                           8,609,957
                                                       -------------
                                                          11,039,785
                                                       -------------

HEALTH CARE - 14.9%

  BIOTECHNOLOGY - 2.2%
      62,850  Gilead Sciences, Inc.*                       3,190,894
                                                       -------------

  HEALTH CARE EQUIPMENT AND SUPPLIES - 1.0%
      17,000  C.R. Bard, Inc.                              1,454,690
                                                       -------------

  HEALTH CARE PROVIDERS AND SERVICES - 6.7%
      80,650  AmerisourceBergen Corp.                      2,929,208
      91,400  Express Scripts, Inc.*                       4,913,664
              Laboratory Corp. of America
      28,250   Holdings*                                   1,672,400
                                                       -------------
                                                           9,515,272
                                                       -------------

  LIFE SCIENCES TOOLS AND SERVICES - 3.5%
      55,150  Covance, Inc.*                               2,128,790
      47,050  TECHNE Corp.                                 2,821,588
                                                       -------------
                                                           4,950,378
                                                       -------------

  PHARMACEUTICALS - 1.5%
      99,850  Bristol-Myers Squibb Co.                     2,137,789
                                                       -------------
                                                          21,249,023
                                                       -------------

INDUSTRIALS - 11.5%

  AIR FREIGHT AND LOGISTICS - 2.8%
      88,150  CH Robinson Worldwide, Inc.                  4,053,137
                                                       -------------

  COMMERCIAL SERVICES AND SUPPLIES - 5.3%
      95,950  Stericycle, Inc.*                            4,693,874
      96,453  Waste Connections, Inc.*                     2,799,066
                                                       -------------
                                                           7,492,940
                                                       -------------

  CONSTRUCTION AND ENGINEERING - 1.9%
      70,000  Fluor Corp.                                  2,723,000
                                                       -------------

  TRADING COMPANIES AND DISTRIBUTORS - 1.5%
      29,350  WW Grainger, Inc.                            2,141,083
                                                       -------------
                                                          16,410,160
                                                       -------------

INFORMATION TECHNOLOGY - 27.6%

  COMMUNICATIONS EQUIPMENT - 5.0%
     228,300  Cisco Systems, Inc.*                         3,417,651
     108,550  QUALCOMM, Inc.                               3,750,403
                                                       -------------
                                                           7,168,054
                                                       -------------

  COMPUTERS AND PERIPHERALS - 4.1%
      17,600  Apple, Inc.*                                 1,586,288


                       See Notes to financial statements.

                                 CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JANUARY 31, 2009  (UNAUDITED)


SHARES                                                      VALUE
------                                                 -------------

INFORMATION TECHNOLOGY (CONTINUED)

  COMPUTERS AND PERIPHERALS (CONTINUED)
              International Business Machines Corp.
      46,300    (IBM)                                  $   4,243,395
                                                       -------------
                                                           5,829,683
                                                       -------------

  INTERNET SOFTWARE AND SERVICES - 1.7%
       6,900  Google, Inc. CL A*                           2,335,857
                                                       -------------

  IT SERVICES - 8.0%
     154,950  Accenture Ltd.                               4,890,222
      21,500  Mastercard, Inc. CL A                        2,919,270
     150,100  Paychex, Inc.                                3,645,929
                                                       -------------
                                                          11,455,421
                                                       -------------

  SOFTWARE - 8.8%
     115,800  Intuit, Inc.*                                2,622,870
     287,740  Microsoft Corp.                              4,920,354
     296,950  Oracle Corp.*                                4,997,668
                                                       -------------
                                                          12,540,892
                                                       -------------
                                                          39,329,907
                                                       -------------

MATERIALS - 3.0%

  CHEMICALS - 3.0%
     125,300  Ecolab, Inc.                                 4,255,188
                                                       -------------

TOTAL INVESTMENT IN COMMON STOCKS - 94.4%
      (Identified cost, $134,854,785)                    134,651,239
                                                       -------------

SHORT-TERM INVESTMENTS - 6.1%
           (Identified cost, $8,688,539)
              SSGA Government Money Market
   8,688,539    Fund                                       8,688,539
                                                       -------------

TOTAL INVESTMENTS - 100.5%
      (Identified cost, $143,543,324)+                   143,339,778
                                                       -------------


CASH AND RECEIVABLES LESS LIABILITIES -
      (0.5)%
      Liabilities in Excess of Other Assets                 (728,175)
                                                       -------------
NET ASSETS - 100%                                      $ 142,611,603
                                                       =============

*    Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                     $  12,277,151
     Gross unrealized depreciation                       (12,480,697)
                                                       -------------
     Net unrealized depreciation                       $    (203,546)
                                                       =============

     Aggregate cost                                    $ 143,543,324
                                                       =============


                       See Notes to financial statements.

                                 CENTURY FUNDS

Security Valuations -- Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith by the Board of Trustees, its Valuation Committee, or Century Capital Management or a delegate pursuant to instructions from the Board of Trustees or its Valuation Committee.

Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds' investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

                                                 Significant Other     Significant             Total
                              Quoted Prices       Observable Inputs    Unobservable         January 31,
Fund                            (Level 1)             (Level 2)      Inputs (Level 3)          2009
---------------------------------------------------------------------------------------------------------

Century Shares Trust        $   134,651,239          $    8,688,539    $           --      $  143,339,778
                            ---------------          --------------    --------------      --------------

Century Small Cap
   Select Fund              $   271,200,263          $   10,882,596    $           --      $  282,082,859
                            ---------------          --------------    --------------      --------------



ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               March 25, 2009


By:                 /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:               March 25, 2009


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)